Loans and borrowings - Summary of Changes And Carrying Amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,938,901	$ 3,453,279
New borrowings	4,345,942	4,373,182
Payments	(3,117,438)	(2,889,899)
Transaction costs and amortization	2,778	(9,072)
Debt modification		283
Interest on loans	39,552	61,779
Effect of foreign currency exchange differences	150,170	(50,651)
Borrowings	6,359,905	4,938,901
of which current	3,860,675	2,657,839	[1]
of which non-current	2,499,230	2,281,062	[1]
Working capital loans from banks
Disclosure of detailed information about borrowings [line items]
Borrowings	2,427,194	1,923,755
New borrowings	3,447,330	3,074,640
Payments	(2,704,901)	(2,560,208)
Transaction costs and amortization	1,220	0
Debt modification		0
Interest on loans	111	12,431
Effect of foreign currency exchange differences	79,632	(23,424)
Borrowings	3,250,586	2,427,194
of which current	3,250,586	2,427,194
of which non-current	0	0
Convertible instruments
Disclosure of detailed information about borrowings [line items]
Borrowings	1,300,406	1,250,000
New borrowings	300,000	4,876
Payments	0	0
Transaction costs and amortization	(1,663)	0
Debt modification		2,761
Interest on loans	23,232	42,769
Effect of foreign currency exchange differences	0	0
Borrowings	1,621,975	1,300,406
of which current	366,001	42,769
of which non-current	1,255,974	1,257,637
Club Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	933,175	0
New borrowings	0	950,632
Payments	0	0
Transaction costs and amortization	3,993	(9,072)
Debt modification		0
Interest on loans	15,667	5,937
Effect of foreign currency exchange differences	46,005	(14,322)
Borrowings	998,840	933,175
of which current	21,604	5,940
of which non-current	977,236	927,235
Borrowing collateralized with tooling
Disclosure of detailed information about borrowings [line items]
Borrowings	124,878	131,737
New borrowings	222,681	6,412
Payments	(23,497)	(7,178)
Transaction costs and amortization	0	0
Debt modification		(2,478)
Interest on loans	488	0
Effect of foreign currency exchange differences	9,146	(3,615)
Borrowings	333,696	124,878
of which current	67,676	28,688
of which non-current	266,020	96,190
Market RCFs
Disclosure of detailed information about borrowings [line items]
Borrowings	153,248	147,787
New borrowings	375,931	336,622
Payments	(389,040)	(322,513)
Transaction costs and amortization	(772)	0
Debt modification		0
Interest on loans	54	642
Effect of foreign currency exchange differences	15,387	(9,290)
Borrowings	154,808	153,248
of which current	154,808	153,248
of which non-current	$ 0	$ 0

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).